----------------------------------------------------------
CLARION TOTAL RETURN FUND
----------------------------------------------------------

Officers and Trustees

Daniel Heflin
President, Chief Executive Officer and Trustee

Fredrick D. Arenstein
Treasurer, Compliance Officer and Chief
Financial Officer

Joanne Vitale Vice
President

Robert Kopchains
Vice President and Secretary

Stephen Baines Vice
President

I. Trevor Rozowsky
Trustee

Steven N. Fayne
Trustee

----------------------------------------------------------

Investment Adviser
         Clarion Capital, LLC 335
         Madison Avenue New York, NY
         10017

----------------------------------------------------------

Administrator
         The Bank of New York
         101 Barclay Street
         New York, NY 10286

---------------------------------------------------------

Custodian
         The Bank of New York
         100 Church Street
         New York, NY 10286

----------------------------------------------------------

                    CLARION TOTAL
                     RETURN FUND

----------------------------------------------------------

                    Annual Report
                  October 31, 2002

                            CLARION TOTAL RETURN FUND
          c/o Clarion Capital / 335 Madison Avenue / New York, NY 10017
                                Tel 212-883-2500

January 2003

CLARION TOTAL RETURN FUND

Dear Shareholder,

Enclosed is the Annual Report for the Clarion Total Return Fund (the "Fund"). This report covers the period from inception (July 15, 2002) through October 31, 2002. As of October 31, 2002, the net asset value of the Fund was $72,309,509, which included investments in 34 real estate debt securities and 1 agency investment, with a net investment value of $70,949,614 and investments in cash equivalents and other assets with a net investment value of $1,359,895.

For the period from inception (July 15, 2002) through October 31, 2002, the Fund generated a net total return of 4.08% compared to a return of 3.00% for the Lehman Brothers Aggregate Index.

From a credit perspective, the average credit rating of the Fund is AA-. The bonds in the portfolio are supported by over 4,800 commercial mortgage loans, providing diversification by property type, geographic region and borrower. The average mortgage origination date for all collateral loans is 1999, with a range of 1996 to 2002.

The Fund provides a consistent source of cash flow for shareholders. For the period from inception (July 15, 2002) through October 31, 2002, the Fund made monthly distributions to shareholders at an annual rate of 5.96%.

In short, we believe that the Clarion Total Return Fund continues to be one of the most attractive investments available to institutional investors.

Daniel Heflin
President

PERFORMANCE INFORMATION


                              [GRAPH APPEARS HERE]

The Lehman Brothers Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities. All securities must be dollar denominated and non-convertible. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike the returns of the Fund, the total returns of the Lehman Brothers Aggregate Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                                             For the Period from Inception
                                                       (July 15, 2002) through December 31, 2002
                                                       -----------------------------------------
Clarion Total Return Fund                                                4.08%
Lehman Brothers Aggregate Intermediate Index                             3.00%

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                                           Face
                                                                           Amount               Value (a)
---------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (87.30%)
---------------------------------------------------------------------------------------------------------
CDC Commercial Mortgage Trust,
   2002-FX1 Class XCL 0.673%, 3/15/15 (b)                            $  38,436,048(c)       $   2,100,453
Chase Commercial Mortgage Securities Corp.,
   1996-2 Class A2 6.900%, 9/19/06                                       1,949,051              2,128,958
Chase Commercial Mortgage Securities Corp.,
   1997-1 Class D 7.370%, 5/19/07                                          475,000                533,076
Chase Commercial Mortgage Securities Corp.,
   1998-2 Class E 6.390%, 11/18/08                                       3,000,000              3,169,452
Commercial Mortgage Acceptance Corp.,
   1999-C1 Class A1 6.790%, 8/15/08                                      1,658,029              1,826,876
Commercial Mortgage Pass-Through Certificates,
   1999-1 Class E 7.237%, 10/15/08                                       2,000,000              2,229,218
CS First Boston Mortgage Securities Corp.,
   2002-CP3 Class L 6.000%, 7/15/12 (b)                                  4,479,000              2,835,767
DLJ Commercial Mortgage Corp.,
   1999-CG1 Class A1A 6.080%, 8/10/08                                    2,279,425              2,448,601
DLJ Mortgage Acceptance Corp.,
   1997-CF1 Class A2 7.660%, 4/15/07 (b)                                   500,000                568,418
DLJ Mortgage Acceptance Corp.,
   1997-CF1 Class A3 7.760%, 5/15/07 (b)                                 2,600,000              2,938,710
GE Capital Commercial Mortgage Corp.,
   2002-1A Class A1 5.033%, 2/10/07                                      1,258,398              1,320,236
GMAC Commercial Mortgage Securities, Inc.,
   1997-C1 Class A3 6.869%, 8/15/07                                        625,000                701,026
Government National Mortgage Association,
   2002-62 Class Z 5.888%, 8/16/42                                       3,000,000              2,750,775
LB UBS Commercial Mortgage Trust,
   2000-C5 Class A1 6.410%, 1/15/10                                      1,820,270              1,999,310
LB UBS Commercial Mortgage Trust,
   2002-C2 Class XCL 0.509%, 5/15/17 (b)                                55,182,905(c)           2,026,261
Merrill Lynch Mortgage Investors, Inc.,
   1996-C1 Class D 7.420%, 4/25/06                                       1,750,000              1,936,622
Merrill Lynch Mortgage Investors, Inc.,
   1997-C1 Class A3 7.120%, 4/18/07                                        625,000                699,048
Merrill Lynch Mortgage Trust,
   2002-MW1 Class XC 0.236%, 7/12/19 (b)                                42,833,126(c)           1,571,119
Morgan Stanley Capital I,
   1999-CAM1 Class A3 6.920%, 11/15/08                                   1,800,000              2,004,680
Morgan Stanley Dean Witter Capital I,
   2000-LIF2 Class A1 6.960%, 7/15/08                                      890,108                990,350
Morgan Stanley Dean Witter Capital I,
   2001-IQA Class A1 4.570%, 7/18/06                                     2,355,269              2,447,640
Morgan Stanley Dean Witter Capital I,
   2001-PPM Class A1 5.980%, 9/15/06                                     1,479,917              1,578,886
Morgan Stanley Dean Witter Capital I,
   2001-TOP1 Class A1 6.020%, 11/15/05                                   2,458,790              2,623,414

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
October 31, 2002

                                                                     Face
                                                                     Amount                 Value (a)
-----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital I,
     2001-TOP3 Class A1 5.310%, 6/15/06                         $    1,493,154         $    1,572,769
Morgan Stanley Dean Witter Capital I,
     1996-MC2 Class D 7.257%, 10/20/06                               1,400,000              1,545,414
Mortgage Capital Funding, Inc.,
     1997-MC1 Class C 7.413%, 4/20/07                                2,500,000              2,825,880
Mortgage Capital Funding, Inc.,
     1997-MC2 Class F 7.214%, 11/20/07 (b)                           2,500,000              2,422,558
Mortgage Capital Funding, Inc.,
     1998-MC1 Class K 6.000%, 2/18/08 (b)                            3,600,000              3,220,592
Nationslink Funding Corp.,
     1998-2, Class A1 6.001%, 11/20/07                               1,800,204              1,924,883
PNC Mortgage Acceptance Corp.,
     1999-CM1 Class A1A 7.110%, 7/10/08                              1,650,762              1,824,349
PNC Mortgage Acceptance Corp.,
     2001-C1 Class A1 5.910%, 12/12/09                               1,814,068              1,958,698
Salomon Brothers Mortgage Securities VII,
     2002-KEY2 Class X1 1.358%, 9/18/18 (b)                         26,503,000(c)           1,976,329
TIAA Commercial Real Estate Securitization,
     2001-C1A Class A1 5.770%, 9/19/06 (b)                             398,953                422,859
-----------------------------------------------------------------------------------------------------
     Total Collateralized Mortgage Obligations
   (Cost $62,346,322)                                                                      63,123,227
-----------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (7.87)%
-----------------------------------------------------------------------------------------------------
United States Treasury Bond
     6.125%, 11/15/27                                                5,000,000              5,694,530
   (Cost $5,611,298)
-----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (2.95)%
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Association
     Pool #460667
     6.03%, 6/01/17                                                  1,995,596              2,131,857
   (Cost $2,043,430)
-----------------------------------------------------------------------------------------------------
TOTAL SECURITIES (98.12%)
   (Cost $70,001,050)                                                                      70,949,614
-----------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (1.88%)                                                    1,359,895
-----------------------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                                   $   72,309,509
=====================================================================================================

(a) See Note A to Financial Statements.
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2002 was $20,083,066 or 27.77% of net assets. See Note A5.
(c) Represents notional amount of interest-only security.

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

----------------------------------------------------------------------------------------------
Assets
   Investments, at Cost                                                    $  70,001,050
                                                                          ===============
   Investments, at Value                                                   $  70,949,614
   Cash                                                                          883,356
   Interest Receivable                                                           515,871
   Other Assets                                                                    1,512
----------------------------------------------------------------------------------------------
     Total Assets                                                             72,350,353
----------------------------------------------------------------------------------------------
Liabilities
   Accrued Advisory Fee - Note B                                                     835
   Other Accrued Expenses                                                         40,009
----------------------------------------------------------------------------------------------
     Total Liabilities                                                            40,844
----------------------------------------------------------------------------------------------
Net Assets                                                                 $  72,309,509
==============================================================================================
Net Assets Consist of:
   Paid in Capital                                                            71,011,681
   Accumulated Net Realized Gain                                                 349,264
   Unrealized Appreciation                                                       948,564
----------------------------------------------------------------------------------------------
Net Assets                                                                 $  72,309,509
==============================================================================================

Net Assets                                                                 $  72,309,509
Shares of Beneficial Interest
   Shares Issued and Outstanding (Unlimited Number Authorized)                 7,067,509
   Net Asset Value Per Share                                               $       10.23
==============================================================================================



                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the Period July 15, 2002* through October 31, 2002

--------------------------------------------------------------------------------
Investment Income
   Interest                                                        $    973,169
--------------------------------------------------------------------------------
Expenses
   Investment Advisory Fees - Note B                               $     43,053
   Audit Fees                                                            23,287
   Administrative Fees - Note C                                          14,542
   Transfer Agent Fees - Note D                                           4,516
   Custodian Fees - Note C                                                2,793
   Trustees' Fees                                                         2,477
   Insurance                                                                 88
   Other                                                                  3,604
--------------------------------------------------------------------------------
     Total Expenses                                                      94,360
   Waiver of Investment Advisory Fees - Note B                           (8,261)
--------------------------------------------------------------------------------
     Net Expenses                                                        86,099
--------------------------------------------------------------------------------
Net Investment Income                                                   887,070
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                        461,435

Net Change in Unrealized Appreciation on Investments                    948,564
--------------------------------------------------------------------------------
Net Gain on Investments                                               1,409,999
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations               $  2,297,069
================================================================================



*Commencement of investment operations.



                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                 For the Period
                                                                                 July 15, 2002*
                                                                                     through
                                                                                 October 31, 2002
                                                                                 ----------------
-------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from
Operations:
  Net Investment Income                                                           $       887,070
  Net Realized Gain                                                                       461,435
  Net Change in Unrealized Appreciation                                                   948,564
-------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from Operations                                2,297,069
-------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income                                                                  (999,241)
-------------------------------------------------------------------------------------------------
Transactions in Shares of Beneficial Interest: (1)
Issued - Regular                                                                       70,012,440
       - In Lieu of Cash Distributions                                                    999,241
Redeemed                                                                                        -
-------------------------------------------------------------------------------------------------
    Net Increase from Transactions in Shares of Beneficial Interest                    71,011,681
-------------------------------------------------------------------------------------------------
  Total Increase                                                                       72,309,509
Net Assets:
  Beginning of Period                                                                           -
-------------------------------------------------------------------------------------------------
  End of Period                                                                   $    72,309,509
=================================================================================================
(1) Shares Issued and Redeemed:
Shares Issued - Regular                                                                 6,969,854
              - In Lieu of Cash Distributions                                              97,655
Shares Redeemed                                                                                 -
-------------------------------------------------------------------------------------------------
                                                                                        7,067,509
=================================================================================================

*Commencement of investment operations.

                       See Notes to Financials Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF CASH FLOWS
For the Period July 15, 2002* through October 31, 2002

-----------------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net Increase in Net Assets from Operations                                  $      2,297,069
   Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Used in Operating Activities:
     Purchase of Securities                                                         (87,291,771)
     Proceeds from Sale of Securities                                                17,310,607
     Proceeds from Paydown                                                              329,378
     Increase in Interest Receivable                                                   (515,871)
     Increase in Accrued Expenses                                                        40,009
     Increase in Accrued Advisory Fee                                                       835
     Net Amortization of Premium & Accretion of Discount                                112,171
     Unrealized Appreciation on Investments                                            (948,564)
     Net Realized Gain on Investments                                                  (461,435)
     Increase in Other Assets                                                            (1,512)
-----------------------------------------------------------------------------------------------
        Net Cash Used in Operating Activities                                       (69,129,084)
-----------------------------------------------------------------------------------------------
Cash Flows Provided by Financing Activities: **
   Cash Subscriptions Received                                                       70,012,440
-----------------------------------------------------------------------------------------------
        Net Cash Provided by Financing Activities                                    70,012,440
-----------------------------------------------------------------------------------------------
Net Increase in Cash                                                                    883,356
Cash at Beginning of Period                                                                   -
-----------------------------------------------------------------------------------------------
Cash at End of Period                                                          $        883,356
===============================================================================================

*Commencement of investment operations.
** Non-cash financing activities not included herein consist of reinvestment of dividends of $999,241.

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding Throughout the Period

                                                                For the Period
                                                                    Ended
                                                              October 31, 2002 (1)
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $   10.00
--------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income                                                     0.16
   Net Realized and Unrealized Gain                                          0.25
--------------------------------------------------------------------------------------
     Total from Investment Operations                                        0.41
--------------------------------------------------------------------------------------
Distributions
   Net Investment Income                                                    (0.18)
--------------------------------------------------------------------------------------
     Total Distributions                                                    (0.18)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $   10.23
--------------------------------------------------------------------------------------
Total Investment Return
   Net Asset Value (2)(3)                                                    4.08% (5)
--------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                                   $  72,310
Ratio of Net Expenses to Average Net Assets, After Fee Waiver                0.50% (4)
Ratio of Net Expenses to Average Net Assets, Before Fee Waiver               0.55% (4)
Ratio of Net Investment Income to Average Net Assets                         5.15% (4)
Portfolio Turnover Rate                                                        30%
--------------------------------------------------------------------------------------

(1) Commencement of investment operations was July 15, 2002.
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(3) Total investment return would have been lower had certain fees not been waived during period.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements.

                            CLARION TOTAL RETURN FUND
                         NOTES TO FINANCIAL STATEMENTS

Clarion Total Return Fund (the "Fund") was formed on June 27, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund is a series of Clarion Investment Trust, a business trust organized under the laws of Delaware. The investment objective of the Fund is to outperform the Lehman Brothers aggregate index by investing primarily in commercial mortgage-backed securities.

The Fund's shares of beneficial interest are not registered under the Securities Act of 1933.

A. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. Security Valuation: Fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Trustees. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

     2. Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     4. Distributions to Shareholders: The Fund will distribute substantially all of its net investment income monthly. Any net realized capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund.

                            CLARION TOTAL RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

          5. Restricted Securities: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

          6. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for amortization of premium and accretion of discount.

B. Advisory Services: Clarion Capital, LLC (the "Adviser") is the investment adviser of the Fund. The Advisory agreement provides that the Fund shall pay a fee to the Adviser quarterly for its services at the annual rate of 0.25% of the Fund's average daily net assets. To limit the expenses of the Fund during its early years of operation, the Adviser has contractually agreed to a fee cap and expense reimbursement, which the Adviser may recover in later years. To the extent the Fund's expenses exceed 0.50% of its average net assets, calculated on an annualized basis, the Adviser has agreed to waive its advisory fees and, if necessary, reimburse the Fund for any such excess. However, the Adviser may recover any fees waived or expenses reimbursed in the three years previous to such recovery, if such recovery does not cause the Fund to exceed such limitation. This arrangement will continue until September 30, 2005 unless extended by the Adviser. The Fund will pay no interest, carrying or finance charge with respect to any reimbursed expenses that are subsequently recovered by the Adviser. Investment advisory fee of $8,261 were waived by the Adviser for the period ended October 31, 2002. Such amount may be recovered by the Adviser no later than September 30, 2005.

C. Administration and Custodian Services: The Bank of New York serves as the Fund's Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

D. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

E. Purchases and Sales: For the year ended October 31, 2002 the Fund made purchases of $79,630,983 and sales of $17,639,985 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $7,660,788 of long-term U.S. Government securities during the period. There was no sales of U.S. Government securities during the period.

F. Income Taxes: At October 31, 2002, the components of net assets on a tax basis were as follows:

   Cost for income tax purposes            $70,001,050
                                           ============
   Gross unrealized appreciation            $1,142,109

   Gross unrealized depreciation              (193,545)
                                           ------------
   Net unrealized appreciation                $948,564
                                           ============
   Undistributed ordinary income              $349,264
                                           ============
The tax character of dividends paid during the period was ordinary income.

G. Other: At October 31, 2002, 99.98 % of total shares outstanding were held by one record shareholder.

                        Report of Independent Accountants

To the Board of Trustees and Shareholders of Clarion Total Return Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Clarion Total Return Fund, a series of Clarion Investment Trust, (the "Fund") at October 31, 2002, and the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the period July 15, 2002 (commencement of investments operations) through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 30, 2002

OFFICERS AND TRUSTEES

The trustees and executive officers of Clarion Total Return Fund and their principal occupations during the past five years are:

----------------------------------------------------------------------------------------------------
                                                                     PRINCIPAL OCCUPATIONS
      TRUSTEE                       POSITION                         DURING PAST FIVE YEARS
      -------                       --------                         ----------------------
-----------------------------------------------------------------------------------------------------
   Steven N. Fayne              Trustees                       Managing Director, GMAC
     Age 50                                                    Commercial Mortgage, a division of
                                                               Newman Financial Services, Inc.;
                                                               Managing Director, ARCS
                                                               Affordable Housing
-----------------------------------------------------------------------------------------------------
   I. Trevor Rozowsky           Trustees                       CFO / CCO Virtual Bank; President
     Age 40                                                    Virtual Bank Mortgage; prior thereto,
                                                               Senior Vice President, Ocwen
                                                               Financial Corporation
-----------------------------------------------------------------------------------------------------
   Daniel Heflin                President, CEO and             President, Clarion Capital
        Age 38                  Trustee
-----------------------------------------------------------------------------------------------------
   Joanne M. Vitale             Vice President                 Director, Clarion Partners
     Age 45
-----------------------------------------------------------------------------------------------------
   Frederick D. Arenstein       Vice President, Treasurer      Vice President and Controller,
     Age 47                     and Compliance Officer         Clarion Capital
-----------------------------------------------------------------------------------------------------
   Robert S. Kopchains          Vice President, Secretary      Director, Clarion Capital
     Age 38
-----------------------------------------------------------------------------------------------------
   Stephen Baines               Vice President                 Director , Clarion Capital
     Age 40
-----------------------------------------------------------------------------------------------------

                                       13